Madison Funds
550 Science Drive
Madison, WI  53711
Writer's Direct Dial: 608-216-9147

BY EDGAR

July 8, 2013

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE:  Madison Funds; File No. 333-29511

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933, as amended, enclosed is a post-effective amendment to the Registration Statement on Form N-1A of Madison Funds.

We are making this filing for the purposes of (1) adding Class A shares to the Madison Investors Fund series and (2) adding Class R6 shares to the Madison Investors Fund series.  We note, also, that the effective date is intended to coincide with the merger of the currently existing Madison Disciplined Equity Fund series into the Investors Fund series.  As such, the new Madison Investors Fund Class R6 is created in anticipation of the merger because the Madison Investors Fund does not currently have Class R6 shares.

Concurrently with this filing, Madison Funds is filing an information statement on Form N-14 regarding the merger of the Madison Disciplined Equity Fund into the Madison Investors Fund.

We look forward to hearing from you with any comments you may have on this filing and the Form N-14.

Respectfully submitted,

(signature)

Pamela M. Krill
General Counsel and CLO

Enclosures